CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 6: -	CASH AND CASH EQUIVALENTS

	December 31,
	2025	2024

Cash for immediate withdrawal in USD	$12,425	$13,997
Cash for immediate withdrawal in New Israeli Shekels (“NIS”)	517	1,290
Cash for immediate withdrawal in Euro and other currencies	14	14

	$12,956	$15,301